Cover	Apr. 01, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On April 7, 2022, Makamer Holdings, Inc., a Nevada corporation (the “Company”) filed with the Securities and Exchange Commission a Current Report on Form 8-K (“Form 8-K”) to report the acquisition by the Company of Makamer, Inc., a Delaware corporation, and related matters. This Amendment No. 1 on Form 8-K/A (“Form 8-K/A”) is being filed by the Company to amend and restate the original Form 8-K in its entirety, and to supplement the original Form 8-K to include the financial statements and pro forma information required by Item 9.01.
Document Period End Date	Apr. 01, 2022
Entity File Number	333-207488
Entity Registrant Name	MAKAMER HOLDINGS, INC.
Entity Central Index Key	0001632081
Entity Tax Identification Number	45-5705488
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2934 N. Beverly Glen Circle
Entity Address, Address Line Two	Suite #338
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90077
City Area Code	310
Local Phone Number	692-4121
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false